SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Correction of errors in Statements of Operations (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements of Operations
Change in value of derivative warrant liabilities	$ 12,110,000
Offering costs allocated to derivative warrant liabilities	749,253
Net loss	$ (12,971,424)	$ (12,971,424)
Class A Common Stock
Per Share Data:
Basic and diluted net income (loss) per ordinary share	$ 0.00
Class B Common Stock
Per Share Data:
Basic and diluted net income (loss) per ordinary share	$ (2.50)
As Reported
Statements of Operations
Net loss	$ (112,171)
As Reported | Class B Common Stock
Per Share Data:
Basic and diluted net income (loss) per ordinary share	$ (0.02)
As Restated
Statements of Operations
Change in value of derivative warrant liabilities	$ (12,110,000)
Offering costs allocated to derivative warrant liabilities	(749,253)
Net loss	$ (12,971,424)
As Restated | Class B Common Stock
Per Share Data:
Basic and diluted net income (loss) per ordinary share	$ (2.50)
Difference
Statements of Operations
Change in value of derivative warrant liabilities	$ (12,110,000)
Offering costs allocated to derivative warrant liabilities	(749,253)
Net loss	$ (12,859,253)
Difference | Class B Common Stock
Per Share Data:
Basic and diluted net income (loss) per ordinary share	$ (2.48)